Operations (Tables)	12 Months Ended
Dec. 31, 2022
Operations and Reorganization
Schedule of Company's major subsidiaries and VIEs and subsidiaries of the VIEs
As of December 31, 2022, the Company’s major subsidiaries, VIEs and subsidiaries of the VIEs are as follows:

Major Subsidiaries	Place and Year of Incorporation	Percentage of Direct or Indirect Economic Ownership	Principal Activities
Bilibili HK Limited	Hong Kong, 2014	100	Investment holding
Hode HK Limited	Hong Kong, 2014	100	Investment holding
Chaodian HK Limited	Hong Kong, 2019	100	Investment holding
Bilibili Co., Ltd.	Japan, 2014	100	Business development
Hode Shanghai Limited (“Hode Shanghai”)	PRC, 2014	100	Technology development
Shanghai Bilibili Technology Co., Ltd.	PRC, 2016	100	Technology development
Chaodian (Shanghai) Technology Co., Ltd .	PRC, 2019	100	E-commerce and advertising

Major VIEs and VIEs’ subsidiaries	Place and Year of Incorporation Acquisition	Percentage of Direct or Indirect Economic Interest	Principal Activities
Shanghai Hode Information Technology Co., Ltd. (“Hode Information Technology”)	PRC, 2013	100*	Mobile game operation
Shanghai Kuanyu Digital Technology Co., Ltd. (“Shanghai Kuanyu”)	PRC, 2014	100*	Video distribution and game distribution
Sharejoy Network Technology Co., Ltd. (“Sharejoy Network”)	PRC, 2014	100*	Game distribution
Shanghai Hehehe Culture Communication Co., Ltd. (“Shanghai Hehehe”)	PRC, 2014	100*	Comics distribution
Shanghai Anime Tamashi Cultural Media Co., Ltd. (“Shanghai Anime Tamashi”)	PRC, 2015	100*	E-commerce

*	Hode Shanghai is the primary beneficiary of the major VIEs and VIEs’ subsidiaries .

Schedule of combined financial information of the Group's VIEs included in the accompanying consolidated financial statements of the Group
The following combined financial information of the Group’s VIEs as of December 31, 2021 and 2022 and for the years ended December 31, 2020, 2021 and 2022 included in the accompanying consolidated financial statements of the Group was as follows:

	December 31, 2021	December 31, 2022

	RMB in thousands
Cash and cash equivalents	377,114	1,590,440
Time deposits	6,997	4,186
Accounts receivable, net	524,311	619,927
Amounts due from Group companies	391,951	507,849
Amount due from related parties	101,983	119,857
Prepayments and other current assets	1,806,185	883,903
Short-term investments	927,124	272,340
Long-term investments, net	1,745,466	1,852,740
Other non-current assets	4,926,989	5,852,315

Total assets	10,808,120	11,703,557

Accounts payable	3,164,301	3,452,192
Salary and welfare payables	343,008	343,786
Taxes payable	128,817	165,162
Short-term loan	400,000	400,000
Deferred revenue	2,192,460	2,138,539
Accrued liabilities and other payables	1,184,523	531,188
Amounts due to the Group companies	7,214,146	12,415,760
Amounts due to related parties	117,901	27,929
Other long-term liabilities	222,719	269,623

Total liabilities	14,967,875	19,744,179

Total Bilibili Inc’s shareholders’ deficit	(4,170,459)	(8,042,238)
Noncontrolling interests	10,704	1,616

Total shareholders’ deficit	(4,159,755)	(8,040,622)

Total liabilities and shareholders’ deficit	10,808,120	11,703,557

	For the Year Ended December 31,
	2020	2021	2022

	RMB in thousands
Third-party revenues	9,651,207	12,867,536	14,876,639
Inter-company revenues	667,765	1,574,896	1,198,107

Total revenues	10,318,972	14,442,432	16,074,746
Third-party costs and expenses	(9,931,047)	(16,283,295)	(18,436,865)
Inter-company consulting and services costs and expenses	(1,021,596)	(593,272)	(726,875)
Other inter-company costs and expenses	(201,587)	(271,096)	(418,667)

Total costs and expenses	(11,154,230)	(17,147,663)	(19,582,407)
Gain/(Loss) from non-operations	8,368	(163,146)	(268,584)

Loss before income tax expenses	(826,890)	(2,868,377)	(3,776,245)
Income tax	(27,080)	(38,997)	(89,660)

Net loss	(853,970)	(2,907,374)	(3,865,905)
Net loss attributable to noncontrolling interests	8,501	10,367	9,088

Net loss attributable to Bilibili Inc.’s shareholders	(845,469)	(2,897,007)	(3,856,817)

	For the Year Ended December 31,
	2020	2021	2022

	RMB in thousands
Consulting and services charges to Group companies	(1,074,899)	(637,787)	(610,600)
Other operating cashflow from Group companies	586,017	1,683,907	3,863,991
Operating cashflow from/(to) third-parties	1,965,376	(1,729,079)	(2,339,697)

Net cash provided by/ (used in) operating activities	1,476,494	(682,959)	913,694

Purchase of short-term investments	(13,973,904)	(12,610,305)	(7,335,115)
Maturities of short-term investments	13,498,485	12,954,425	7,970,552
Placements of time deposits	(25,515)	(39,318)	(1,270)
Maturities of time deposits	7,896	54,319	4,444
Other investing activities	(1,928,125)	(3,265,756)	(2,188,712)

Net cash used in investing activities	(2,421,163)	(2,906,635)	(1,550,101)

Investments and loans from Group companies	990,287	3,307,226	1,884,890
Other financing activities	100,000	300,000	—

Net cash provided by financing activities	1,090,287	3,607,226	1,884,890